Right-Of-Use Assets and Lease Liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2019
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	They typically run for a period of more than 20 years, with an option for renewal.
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	The leases range from 3 to 10 years, with options to extend.